Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2022
Investments in affiliates
Investments in affiliates
	December 31,
	2022	2021

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	2,711	2,537
	8,251	8,077

Summary of the financial information of the affiliates
	December 31,
	2022	2021
Balance Sheet:	US$’000	US$’000

Current assets	54,228	42,510

Non-current assets	13,167	15,172
Total assets	67,395	57,682

Total liabilities	(38,582)	(27,376)
Total shareholders’ equity	28,813	30,306
	Year ended December 31,
	2022	2021
Operating results:	US$’000	US$’000

Net sales	59,983	51,280

Operating income	1,175	1,997

Net income	2,346	2,105